Dreyfus Intermediate Municipal Bond Fund, Inc.

Incorporated herein by reference is the above-referenced fund’s As Revised Prospectus, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 22, 2017 (SEC Accession No. 0000718935-17-000015).